CONTINUANCE OF OPERATIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) mo
Continuance Of Operations 1	$ 427,365
Continuance Of Operations 2	26,674,737
Continuance Of Operations 3	$ 657,584
Continuance Of Operations 4 | mo	12